Investment Strategy	Dec. 31, 2025
Clearwater Core Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The equity securities in which the Fund primarily invests are common and preferred stocks. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers. The Fund currently allocates assets among the following subadvisers who provide day‑to‑day management for the Fund: Parametric Portfolio Associates LLC (“Parametric”) and AQR Capital Management, LLC (“AQR”). Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day‑to‑day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.
Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 40% to 60% of the Fund’s total assets will be allocated to Parametric and the remaining assets will be allocated to AQR.
Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P 500® Index as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the S&P 500® Index at any given time. As of December 31, 2025, the market capitalization of the companies included in the S&P 500® Index was between $15.2 billion and $4.2 trillion.
AQR’s strategy invests, under normal market conditions, at least 80% of the net assets, plus the amount of any borrowings for investment purposes, of the portion of the Fund it manages in equity or equity-related securities (including futures contracts). AQR follows a disciplined, systematic approach that employs multiple measures of value, momentum and quality and seeks to invest in attractively valued companies with positive momentum and a stable business. AQR’s approach generally invests in companies that are large cap U.S. companies at the time of purchase. AQR may rely heavily on quantitative models as part of its investment strategy.

Clearwater Select Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Equity securities in which the Fund invests consist primarily of exchange-traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While the Fund is permitted to invest in securities of any market capitalization, the Fund invests primarily in securities of micro-, small- and medium‑sized companies. The Fund may obtain exposure to equity securities through investment in exchange-traded funds and other investment companies.
Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The
Fund currently allocates assets among the following subadvisers who provide day‑to‑day management for the Fund: Acadian Asset Management LLC (“Acadian”), Cooke & Bieler, L.P. (“Cooke & Bieler”), Parametric Portfolio Associates LLC (“Parametric”) and Rice Hall James & Associates, LLC (“RHJ”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 15% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day‑to‑day management of the Fund. A subadviser may focus its investments in micro-, small‑and/or medium‑sized companies. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the S&P SmallCap 600® Index at any given time. As of December 31, 2025, the market capitalization of the companies included in the S&P SmallCap 600® Index was between $2.0 billion and $9.3 billion. Acadian utilizes a multi-factor, risk-controlled framework that combines a mix of valuation, quality, earnings growth, and technical signals. Cooke & Bieler seeks to buy businesses that it believes will compound value over time and to reduce risk through its stringent research process and decisions to purchase stocks at attractive prices. RHJ utilizes a Micro Cap Opportunities strategy that employs a fundamental, bottom‑up analytical process to identify companies that meet three primary criteria: high earnings growth, high or improving return‑on‑invested capital (“ROIC”), and sustainable competitive advantages. Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day‑to‑day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.

Clearwater Tax-Exempt Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax‑exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in bonds that generate interest income subject to federal alternative minimum tax for individuals.
The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality.
The Fund primarily invests in bonds rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the Fund’s subadviser. However, the Fund may invest up to 30% of its assets in bonds rated below investment grade (rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) and BBB‑ by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), commonly referred to as “junk” bonds) or determined to be of comparable quality by the applicable subadviser. The Fund may not invest in bonds rated at the time of purchase lower than B3 by Moody’s or B‑ by S&P or Fitch. The Fund may invest in closed‑end funds that invest in the same types of securities in which the Fund may invest directly. The average effective duration for the portfolio is typically approximately three to eight years. Duration is a measure of the sensitivity of the price of a fixed-income security to changes in interest rates and is expressed as a number of years. A longer duration generally means the price is more sensitive to changes in interest rates. For every 1% change in interest rate, the Fund’s net asset value is expected to change inversely by approximately 1% for each year of duration. For example, a 1% increase in interest rate would be expected to cause a fixed-income portfolio with an average dollar weighted duration of five years to decrease in value by approximately 5% (1% interest rate increase multiplied by the five-year duration). From time to time, the Fund’s subadvisers utilize interest rate futures contracts to hedge interest rate risk associated with the Fund’s portfolio.
Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day‑to‑day management to the Fund: MacKay Shields LLC (“MacKay Shields”) and Sit Fixed Income Advisors II, LLC (“Sit”). The allocation among subadvisers will vary over time. Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day‑to‑day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by CMC.
MacKay Shields’ relative-value investment strategy combines a top‑down macro view with bottom‑up credit research driven security selection. The investment process seeks to identify mispricings and opportunities for total return with an emphasis and focus on risk management. Sit selects bonds that offer high tax‑exempt income. In selecting which bonds to buy and sell for the Fund, Sit analyzes the general outlook on the economy and interest rate forecasts, while also evaluating a security’s structure, credit quality, yield, maturity, and liquidity.

CLEARWATER INTERNATIONAL FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, and exchange-traded funds and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers (including frontier market issuers). The Fund defines emerging markets to be markets that are included in the MSCI Emerging Markets Index and defines frontier markets to be markets that are included in the MSCI Frontier Markets 100 Index.
In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks. The Fund does not intend to invest in foreign currency exchange contracts, options, futures contracts, or options on futures contracts for speculative purposes.
Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day‑to‑day management to the Fund: Parametric Portfolio Associates LLC (“Parametric”), Artisan Partners Limited Partnership (“Artisan Partners”), and WCM Investment Management, LLC (“WCM”). Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day‑to‑day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.
The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 15% to 25% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day‑to‑day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index—Net Dividends as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the MSCI World Ex U.S.A. Index—Net Dividends at any given time. The MSCI World Ex U.S.A. Index—Net Dividends is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Ex U.S.A. Index—Net Dividends consists of the following 22 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Parametric selects securities for inclusion in the portfolio based upon their contribution to the portfolio’s market capitalization, industry weightings and other fundamental characteristics. Securities are selected and purchased from the constituents of the index to create a portfolio that will closely replicate the performance of the index. Perfect replication of the index is not desirable for taxable investors, as it can create unnecessary turnover, realization of gains, and reduce after‑tax return.
Artisan Partners utilizes two separate strategies in managing its portion of the Fund’s assets. With respect to its International Value strategy, Artisan Partners seeks to build a diversified portfolio of non‑U.S. companies of all sizes. With respect to its International Explorer strategy, Artisan Partners invests in non‑U.S. small capitalization companies (those that have a market capitalization of less than $5 billion at the time of purchase). In both strategies, Artisan Partners invests in companies that it believes to be undervalued. WCM utilizes two separate strategies in managing its portion of the Fund’s assets. With respect to its Focused Growth International strategy, WCM invests in approximately 30‑40 large capitalization non‑U.S. companies (companies with market capitalizations greater than $3.5 billion). With respect to its International Small Cap Growth Strategy, WCM invests in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI ACWI Ex‑US Small Cap Index at the time of purchase. In both strategies, WCM seeks to identify companies believed to have above-average potential for growth in revenue and earnings. Overall, the Fund may be invested across all capitalization levels.